Going Concern and Management’s Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Going Concern and Management’s Plans [Abstract]
Going Concern and Management’s Plans

Note 2 — Going Concern and Management’s Plans

The Company’s operating activities to date have been devoted to seeking licenses, engaging in research and development activities, potential asset and business acquisitions, and expenditures associated with the commercial launch of ENTADFI and the commercialization of Proclarix.

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future. As of March 31, 2024, the Company had cash of approximately $4.5 million, a working capital deficit of approximately $15.1 million and an accumulated deficit of approximately $67.9 million. During the three months ended March 31, 2024, the Company used approximately $5.2 million in cash for operating activities. In addition, as of May 15, 2024, the Company’s cash balance was approximately $1.9 million. The Company believes that its current cash balance is only sufficient to fund its operations into the third quarter of 2024 and this raises substantial doubt about the Company’s ability to continue as a going concern within one year from the date of the issuance of these consolidated financial statements, and indicates that the Company is unable to meet its contractual commitments and obligations as they come due in the ordinary course of business. The Company will require significant additional capital in the short-term to fund its continuing operations, satisfy existing and future obligations and liabilities, including the remaining payments due for the acquisition of the ENTADFI assets, payment due on debentures, in addition to funds needed to support the Company’s working capital needs and business activities. These business activities include the commercialization of Proclarix, and the development and commercialization of the Company’s future product candidates. In addition, as discussed more fully in Note 5, if stockholder approval is not obtained by January 1, 2025 with respect to the conversion of the Series B Convertible Redeemable Preferred Stock issued in connection with the acquisition of Proteomedix, these shares become redeemable for cash at the option of the holders, and the Company currently does not have sufficient cash to redeem such shares. Based on the closing price of $0.156 for the Company’s common stock as of May 17, 2024, the Series B Convertible Redeemable Preferred Stock would be redeemable for approximately $42.1 million.

Management’s plans for funding the Company’s operations include generating product revenue from sales of Proclarix, which may still be subject to further successful commercialization activities within certain jurisdictions. In addition, the Company has paused commercialization activities for ENTADFI and it is exploring strategic alternatives for its monetization, such as a potential sale of the ENTADFI assets. Management’s plans also include attempting to secure additional required funding through equity or debt financings if available. However, there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all. This creates significant uncertainty that the Company will have the funds available to be able to sustain its operations and expand commercialization of Proclarix. If the Company is unable to secure additional capital, it may be required to curtail any future clinical trials, development and/or commercialization of future product candidates, and it may take additional measures to reduce expenses in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations.

Because of historical and expected operating losses and net operating cash flow deficits, there is substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the condensed consolidated financial statements, which is not alleviated by management’s plans. The condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. These condensed consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

Note 2 — Going Concern and Management’s Plans

The Company’s operating activities to date have been devoted to seeking licenses, engaging in research and development activities, potential asset and business acquisitions, and expenditures associated with the commercial launch of ENTADFI®. The Company has financed its operations since inception primarily using proceeds received from seed investors and proceeds received from its IPO and subsequent debt and equity offerings. During the year ended December 31, 2022, the Company received an aggregate of approximately $33.1 million in net cash proceeds from its IPO and two private placements, and during the year ended December 31, 2023, the Company received net proceeds of approximately $2.3 million in connection with the exercise by an investor of preferred investment options (see Note 9). In addition, on January 23, 2024, the Company received net cash proceeds of $4.6 million in exchange for the issuance of a debenture to a related party. The debenture is repayable in full upon the earlier of (i) the closing of a subscription agreement, which was entered into in connection with the acquisition of Proteomedix, and (ii) June 30, 2024 (see Note 14).

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future. As of December 31, 2023, the Company had cash of approximately $4.6 million, a working capital deficit of approximately $11.4 million and an accumulated deficit of approximately $56.8 million.

These factors, along with the Company’s forecasted future cash flows, indicate that the Company will be unable to meet its contractual commitments and obligations as they come due in the ordinary course of business, within one year following the issuance of these consolidated financial statements. The Company will require significant additional capital in the short-term to fund its continuing operations, satisfy existing and future obligations and liabilities, including the remaining payments due for the acquisition of the ENTADFI® assets, payment due on the debenture, in addition to funds needed to support the Company’s working capital needs and business activities. These business activities include the commercialization of ENTADFI®, which we have temporarily paused as discussed above, and Proclarix, and the development and commercialization of the Company’s current product candidates and future product candidates. In addition, as discussed more fully in Note 5, if stockholder approval is not obtained by January 1, 2025 with respect to the Series B Convertible Redeemable Preferred Stock issued in connection with the acquisition of Proteomedix, these shares become redeemable for cash at the option of the holders, and the Company currently does not have sufficient cash to redeem such shares.

Management’s plans for funding the Company’s operations include generating product revenue from sales of Proclarix, which may still be subject to further successful commercialization activities within certain jurisdictions, and ENTADFI, which is subject to further successful commercialization activities which we have temporarily paused as discussed above. Certain of the commercialization activities are outside of the Company’s control, including but not limited to, securing contracts with wholesalers and third-party payers, securing contracts with third-party logistics providers, and obtaining required licensure in various jurisdictions, as well as attempting to secure additional required funding through equity or debt financings if available. However, there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all. This creates significant uncertainty that the Company will have the funds available to be able to successfully launch ENTADFI® and expand commercialization of Proclarix. If the Company is unable to secure additional capital, it may be required to curtail any future clinical trials, development and/or commercialization of products and product candidates, and it may take additional measures to reduce expenses in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations.

Because of historical and expected operating losses and net operating cash flow deficits, there is substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements, which is not alleviated by management’s plans. The consolidated financial statements have been prepared assuming the Company will continue as a going concern. These consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.